Components of Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total accumulated other comprehensive income recognized in the balance sheet	$ 132.7	$ 105.6	$ 46.5
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	0.1	0.8
Total accumulated other comprehensive income recognized in the balance sheet	35.6	23.5	27.3
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	136.7	110.6
Prior service (credit) cost	(4.0)	(5.0)
Total accumulated other comprehensive income recognized in the balance sheet	132.7	105.6
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	34.0	21.9
Prior service (credit) cost	1.6	1.6
Total accumulated other comprehensive income recognized in the balance sheet	35.6	23.5
Postretirement Benefits Other Than Pensions | U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	0.1	(1.6)
Prior service (credit) cost	(0.3)	(0.3)
Total accumulated other comprehensive income recognized in the balance sheet	(0.2)	(1.9)
Postretirement Benefits Other Than Pensions | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(0.7)	(1.0)
Prior service (credit) cost	0
Total accumulated other comprehensive income recognized in the balance sheet	$ (0.7)	$ (1.0)